UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

 FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-02277

 Value Line Income and Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, N.Y. 10036
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/12 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management 7 Times Square 21st Floor New York, NY 10036-6524	S E M I – A N N U A L R E P O R T
J u n e 3 0 , 2 0 1 2

DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP	Value Line Income and Growth Fund, Inc.
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00086627

Value Line Income and Growth Fund, Inc.

To Our Value Line Income

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six month period ending June 30, 2012. We encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

The Value Line Income and Growth Fund, Inc. (the “Fund”) had a total return of 4.76% for the first six months of 2012. This compares to a total return of 6.64% for the blended index of 60% Standard & Poor’s 500 stock Index(1) and 40% Barclay’s Capital U.S. Aggregate Bond Index(2) for the same period. The Fund’s asset allocation at the end of June had a weighting of 68.1% in stocks and bonds convertible into common stock, 29.1% in fixed income and 2.8% in cash.

Prospects of a slow yet continuing economic recovery coupled with better than expected corporate profit reports boosted stock prices for the first six months of the year. Many companies reported record profits and cash flows that were better than a cautious market predicted. While global macro-economic events caused periods of volatility and uncertainty, stocks ended the period with solid gains regardless. The Fund benefitted from good stock selection and being under weighted in the energy sector. An underweighted position and stock selection in the technology and financial services sectors detracted from the Fund’s performance in the period. At the end of June, the Fund was over weighted in utilities, where many stocks with higher dividend yields reside, healthcare and industrials. The Fund was underweighted in technology, energy and telecommunications. We continue to emphasize stocks with healthy and growing dividend yields selling at reasonable valuation levels in our investment process.

In our fixed income investments, we have been lowering our corporate bond weighting as we believe yield spreads over Treasuries have become less attractive. The Fund benefitted from an overall underweighting and from yield curve positioning in our fixed income investments for the period.

Going forward, we will be mindful of the possibility of another economic slowdown and its potential effects on both stocks and bonds and continue to emphasize opportunities that afford reasonable valuation levels, healthy balance sheets, income generation and positive cash flows.

We believe the current environment is especially conducive to a well-diversified balanced approach to investing. Our goal is to preserve capital in the short term while generating solid total returns (income plus capital appreciation) in the longer term across economic cycles.

Thank you for investing with the Value Line Funds.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Mark Spellman
Mark Spellman, Portfolio Manager

(1)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2)
The Barclay’s Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through’s), ABS, and CMBS. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

Value Line Income and Growth Fund, Inc.

and Growth Fund Shareholders

Past performance does not guarantee future results. Investment return and principal value of an investment can fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and that current performance may be lower or higher than the performance data quoted. Investors should carefully consider the investment objectives, risks, charges and expense of a fund. This and other important information about a fund is contained in the fund’s prospectus. A copy of our fund’s prospectus can be obtained by going to our website at www.vlfunds.com or calling 800.243-2729.

Value Line Income and Growth Fund, Inc.

Economic Highlights (unaudited)

The first half of 2012 saw a robust U.S. stock market, with the S&P 500 returning 9.49% for the period. The strength of the market was evident despite some strong headwinds, including a weakening outlook for global economic growth. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Italy, and Spain. Tough austerity measures have been implemented but it is still unclear as to the timetable for the resolution of the debt crisis most severely affecting southern Europe.

At home, GDP grew 2.0% for the first quarter of the year, slowing to 1.5% for the second quarter. A sluggish labor market remains the primary stumbling block for the U.S. economy which seems to be in the summer doldrums. Employment growth averaged 75,000 per month in the second quarter, down from a monthly average of 226,000 in the first quarter. The higher jobs number of the first quarter did allow for a modest improvement in the overall unemployment rate, dropping from 8.5% at year-end 2011 to 8.2% on June 30, 2012.

Weakness in overall job creation has led to a decline in consumer confidence in 5 of the last 6 months. However, despite this decline in consumer confidence, consumers have reported no plans to slash their spending, although spending dropped slightly in May, the first drop in 11 months. It is critical that consumers continue to spend as they account for 70% of economic activity. Falling prices at the pump may continue to provide spending support for this critical component of economic growth.

In addition to lower gas prices, the housing market has been a bit of a bright spot for the consumer, albeit in selective areas of the country. There have been recent signs of recovery including sales of new single family homes in May that were at its highest level in more than two years. May’s much bigger than expected increase also reduced the supply of newly built houses to its lowest point since before the housing crisis. While homebuilding is unlikely to take off until the unemployment rate recedes, the reduced supply of homes may pave the way for some firming of housing prices.

U.S. Treasury bond prices also defied those investors expecting a weakened performance from the U.S. government’s loss of it AAA rating last year from the Standard and Poor’s rating agency. The other major rating agencies, Moody’s and Fitch, maintained their AAA ratings for U.S. government debt. Many investors were drawn to the relative safety of U.S. Treasury bonds amidst the uncertainty of world economic events. While the 10-year U.S. Treasury bond hovered around a 2% yield in the first quarter, it had touched a 1.5% yield by June.

Value Line Income and Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/12	Ending account value 6/30/12	Expenses paid during period 1/1/12 thru 6/30/12*

Actual	$1,000.00	$1,047.62	$5.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.56

*

Expenses are equal to the Fund’s annualized expense ratio of 1.11% multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Income and Growth Fund, Inc.

Portfolio Highlights at June 30, 2012 (unaudited)

Ten Largest Holdings

	Shares/Principal		Percentage of
Issue	Amount	Value	Net Assets
U.S. Treasury Notes, 1.38%, 11/30/18	$6,000,000	$6,136,872	2.1%
U.S. Treasury Notes, 0.50%, 10/15/14	$5,000,000	$5,017,580	1.7%
U.S. Treasury Notes, 3.63%, 02/15/20	$4,000,000	$4,705,312	1.6%
U.S. Treasury Notes, 1.00%, 09/30/16	$4,000,000	$4,062,188	1.4%
U.S. Treasury Bond, 3.75%, 08/15/41	$3,000,000	$3,617,814	1.2%
U.S. Treasury Notes, 2.13%, 08/15/21	$3,000,000	$3,153,282	1.1%
U.S. Treasury Notes, 1.00%, 10/31/16	$3,000,000	$3,045,702	1.0%
U.S. Treasury Notes, 0.13%, 12/31/13	$3,000,000	$2,992,032	1.0%
Exxon Mobil Corp.	34,000	$2,909,380	1.0%
AT&T, Inc.	80,000	$2,852,800	1.0%

Asset Allocation – Percentage of Net Assets

Sector Weightings – Percentage of Total Investment Securities

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (60.7%)
	CONSUMER DISCRETIONARY (6.6%)
35,000	Brinker International, Inc.	$1,115,450
52,000	Comcast Corp. Class A	1,632,800
22,000	DIRECTV Class A *	1,074,040
20,000	Gentex Corp.	417,400
22,500	Genuine Parts Co.	1,355,625
28,000	Home Depot, Inc.	1,483,720
15,000	Johnson Controls, Inc.	415,650
20,000	Las Vegas Sands Corp.	869,800
65,000	Lowe’s Cos, Inc.	1,848,600
24,000	McDonald’s Corp.	2,124,720
110,000	Staples, Inc.	1,435,500
26,000	Target Corp.	1,512,940
13,000	Time Warner Cable, Inc.	1,067,300
39,000	TJX Companies, Inc. (The)	1,674,270
35,000	Walt Disney Co. (The)	1,697,500
		19,725,315
	CONSUMER STAPLES (7.1%)
16,000	Coca-Cola Co. (The)	1,251,040
8,000	Coca-Cola Femsa, S.A.B.
	de C.V. ADR	1,047,040
38,000	ConAgra Foods, Inc.	985,340
20,000	CVS Caremark Corp.	934,600
26,000	Dr. Pepper Snapple Group,
	Inc.	1,137,500
26,000	General Mills, Inc.	1,002,040
18,000	H.J. Heinz Co.	978,840
34,000	Hormel Foods Corp.	1,034,280
5,000	JM Smucker Co. (The)	377,600
79,000	Kroger Co. (The)	1,832,010
27,000	PepsiCo, Inc.	1,907,820
44,000	Procter & Gamble Co. (The)	2,695,000
61,000	Sysco Corp.	1,818,410
20,000	Unilever PLC ADR (1)	674,600
33,000	Wal-Mart Stores, Inc.	2,300,760
44,000	Walgreen Co.	1,301,520
		21,278,400
	ENERGY (6.8%)
36,000	Boardwalk Pipeline Partners
	L.P. (1)	994,680
20,000	Chevron Corp.	2,110,000
18,000	ConocoPhillips	1,005,840
16,000	Devon Energy Corp.	927,840

Shares		Value
33,000	Diamond Offshore Drilling, Inc.	$1,951,290
23,955	Ensco PLC Class A	1,125,166
19,000	Enterprise Products Partners
	L.P.	973,560
34,000	Exxon Mobil Corp.	2,909,380
39,500	Hess Corp.	1,716,275
20,000	Marathon Petroleum Corp.	898,400
7,500	Phillips 66 *	249,300
14,000	Royal Dutch Shell PLC
	ADR (1)	979,020
33,000	Schlumberger Ltd.	2,142,030
21,000	Total S.A. ADR	943,950
22,000	TransCanada Corp. (1)	921,800
20,000	Valero Energy Corp.	483,000
		20,331,531
	FINANCIALS (7.6%)
21,000	Ameriprise Financial, Inc.	1,097,460
25,000	Bank of Montreal	1,381,500
6,000	BlackRock, Inc.	1,018,920
120,000	Charles Schwab Corp. (The)	1,551,600
80,000	Discover Financial Services	2,766,400
20,000	Health Care REIT, Inc.	1,166,000
64,000	JPMorgan Chase & Co.	2,286,720
12,000	M&T Bank Corp.	990,840
27,000	Northern Trust Corp.	1,242,540
21,000	PartnerRe Ltd.	1,589,070
117,000	People’s United Financial,
	Inc.	1,358,370
30,000	Prudential Financial, Inc.	1,452,900
27,000	State Street Corp.	1,205,280
77,000	U.S. Bancorp	2,476,320
32,000	Wells Fargo & Co.	1,070,080
		22,654,000
	HEALTH CARE (8.2%)
23,000	Aetna, Inc.	891,710
9,000	Amgen, Inc.	657,360
13,000	Becton, Dickinson & Co.	971,750
28,000	Bristol-Myers Squibb Co.	1,006,600
28,000	Coventry Health Care, Inc.	890,120
25,000	Eli Lilly & Co.	1,072,750
37,000	Gilead Sciences, Inc. *	1,897,360
37,000	Johnson & Johnson	2,499,720
11,000	Laboratory Corporation of
	America Holdings *	1,018,710

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2012

Shares		Value
6,884	Medicis Pharmaceutical Corp.
	Class A	$235,089
53,000	Merck & Co., Inc.	2,212,750
18,000	Novartis AG ADR	1,006,200
104,000	Pfizer, Inc.	2,392,000
31,000	Sanofi-Aventis ADR	1,171,180
46,437	Teva Pharmaceutical Industries
	Ltd. ADR	1,831,475
26,500	Thermo Fisher Scientific, Inc.	1,375,615
9,500	UnitedHealth Group, Inc.	555,750
17,000	Watson Pharmaceuticals,
	Inc. *	1,257,830
15,000	WellCare Health Plans, Inc. *	795,000
15,000	Zimmer Holdings, Inc.	965,400
		24,704,369
	INDUSTRIALS (7.1%)
12,000	Canadian National Railway
	Co.	1,012,560
42,000	Chicago Bridge & Iron Co.
	N.V.	1,594,320
26,000	Cintas Corp.	1,003,860
20,000	Emerson Electric Co.	931,600
14,600	FedEx Corp.	1,337,506
14,000	General Dynamics Corp.	923,440
19,000	Illinois Tool Works, Inc.	1,004,910
11,000	Lockheed Martin Corp.	957,880
16,000	Northrop Grumman Corp.	1,020,640
45,000	Raytheon Co.	2,546,550
53,000	Republic Services, Inc.	1,402,380
20,000	Rockwell Collins, Inc.	987,000
30,000	Tyco International Ltd.	1,585,500
13,000	Union Pacific Corp.	1,551,030
25,000	United Technologies Corp.	1,888,250
41,000	Waste Management, Inc.	1,369,400
		21,116,826
	INFORMATION TECHNOLOGY (9.7%)
32,000	Accenture PLC Class A	1,922,880
34,000	Adobe Systems, Inc. *	1,100,580
27,000	Automatic Data Processing,
	Inc.	1,502,820
48,000	Avago Technologies Ltd.	1,723,200
22,000	BMC Software, Inc. *	938,960
27,000	Check Point Software
	Technologies Ltd. *	1,338,930

Shares		Value
19,500	Cognizant Technology Solutions
	Corp. Class A *	$1,170,000
36,000	eBay, Inc. *	1,512,360
57,442	EMC Corp. *	1,472,239
4,000	Google, Inc. Class A *	2,320,280
37,000	Harris Corp.	1,548,450
78,000	Intel Corp.	2,078,700
11,000	International Business
	Machines Corp.	2,151,380
27,000	Microchip Technology,
	Inc. (1)	893,160
87,000	Microsoft Corp.	2,661,330
71,000	Oracle Corp.	2,108,700
23,000	SAP AG ADR (1)	1,365,280
41,000	TE Connectivity Ltd.	1,308,310
		29,117,559
	MATERIALS (2.6%)
28,000	AngloGold Ashanti Ltd. ADR	961,520
20,000	Barrick Gold Corp.	751,400
15,000	BHP Billiton Ltd. ADR (1)	979,500
20,000	E.I. du Pont de Nemours &
	Co.	1,011,400
8,000	Freeport-McMoRan Copper &
	Gold, Inc.	272,560
12,000	Packaging Corp. of America	338,880
40,000	Potash Corporation of
	Saskatchewan, Inc.	1,747,600
18,000	Rockwood Holdings, Inc.	798,300
65,000	Yamana Gold, Inc.	1,001,000
		7,862,160
	TELECOMMUNICATION SERVICES (1.6%)
80,000	AT&T, Inc.	2,852,800
23,000	BCE, Inc.	947,600
25,000	Verizon Communications,
	Inc.	1,111,000
		4,911,400
	UTILITIES (3.4%)
25,000	AGL Resources, Inc.	968,750
26,000	American Electric Power
	Company, Inc.	1,037,400
25,000	American States Water Co.	989,500
46,000	CMS Energy Corp.	1,081,000
19,000	Dominion Resources, Inc.	1,026,000
16,000	Sempra Energy	1,102,080

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
19,000	Southern Co.	$879,700
55,000	TECO Energy, Inc.	993,300
28,000	Wisconsin Energy Corp.	1,107,960
40,000	Xcel Energy, Inc.	1,136,400
		10,322,090
	TOTAL COMMON STOCKS
	(Cost $151,813,062)
	(60.7%)	182,023,650

PREFERRED STOCKS (0.1%)
	FINANCIALS (0.1%)
5,000	MetLife, Inc. Series B, 6.50%	129,000
	TOTAL PREFERRED STOCKS
	(Cost $125,000) (0.1%)	129,000

CONVERTIBLE PREFERRED STOCKS (2.5%)
	CONSUMER DISCRETIONARY (0.1%)
4,000	General Motors Co., Convertible
	Fixed, Series B, 4.75% (1)	132,800
7,000	Goodyear Tire & Rubber Co.
	(The), 5.88%	302,400
		435,200

	CONSUMER STAPLES (0.1%)
4,000	Bunge Ltd., 4.88%	382,500
	ENERGY (0.7%)
39,000	Apache Corp., Convertible Fixed,
	Series D, 6.00% (1)	1,959,360
	FINANCIALS (1.5%)
6,000	AMG Capital Trust II, Convertible
	Fixed, 5.15%	259,125
18,000	Citigroup, Inc., 7.50%	1,540,080
26,000	Hartford Financial Services
	Group, Inc. (The), Series F,
	7.25% (1)	486,200
250	Huntington Bancshares, Inc.,
	Series A, 8.50% (1)	286,500
1,000	KeyCorp, Series A, 7.75% (1)	111,500
16,000	MetLife, Inc., 5.00%	989,920
7,000	UBS AG, Convertible Fixed,
	6.75%	124,688
250	Wells Fargo & Co. Series L,
	7.50%	281,250

Shares		Value
6,000	Wintrust Financial Corp.,
	7.50%	$319,500
		4,398,763
	HEALTH CARE (0.0%)
1,800	National Healthcare Corp.
	Series A, 0.80%	26,460

	INFORMATION TECHNOLOGY (0.1%)
5,000	Unisys Corp. Series A, 6.25%	296,200
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $8,754,223) (2.5%)	7,498,483

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (15.3%)
$3,000,000	U.S. Treasury Bond, 3.75%,
	8/15/41	3,617,814
3,000,000	U.S. Treasury Notes, 0.13%,
	12/31/13	2,992,032
5,000,000	U.S. Treasury Notes, 0.50%,
	10/15/14	5,017,580
2,000,000	U.S. Treasury Notes, 0.38%,
	11/15/14	2,001,094
1,000,000	U.S. Treasury Notes, 0.25%,
	12/15/14	997,422
2,000,000	U.S. Treasury Notes, 0.38%,
	4/15/15	1,998,594
4,000,000	U.S. Treasury Notes, 1.00%,
	9/30/16	4,062,188
3,000,000	U.S. Treasury Notes, 1.00%,
	10/31/16	3,045,702
1,000,000	U.S. Treasury Notes, 0.88%,
	11/30/16	1,009,922
1,000,000	U.S. Treasury Notes, 0.63%,
	5/31/17	995,391
2,000,000	U.S. Treasury Notes, 1.38%,
	9/30/18	2,047,500
1,000,000	U.S. Treasury Notes, 1.75%,
	10/31/18	1,046,328
6,000,000	U.S. Treasury Notes, 1.38%,
	11/30/18	6,136,872
1,000,000	U.S. Treasury Notes, 1.38%,
	12/31/18	1,022,344
4,000,000	U.S. Treasury Notes, 3.63%,
	2/15/20	4,705,312

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2012

Principal Amount		Value
$3,000,000	U.S. Treasury Notes, 2.13%,
	8/15/21	$3,153,282
1,000,000	U.S. Treasury Notes, 2.00%,
	11/15/21	1,036,797
1,000,000	U.S. Treasury Notes, 2.00%,
	2/15/22	1,033,672
	TOTAL U.S. TREASURY
	OBLIGATIONS
	(Cost $44,436,590)
	(15.3%)	45,919,846

CORPORATE BONDS & NOTES (10.2%)
	BASIC MATERIALS (0.9%)
500,000	Potash Corp. of Saskatchewan,
	Inc., Senior Unsecured
	Notes, 3.25%, 12/1/17	536,619
875,000	PPG Industries, Inc., Senior
	Unsecured Notes, 3.60%,
	11/15/20	924,830
1,060,000	Southern Copper Corp.,
	Senior Unsecured Notes,
	6.38%, 7/27/15	1,183,488
		2,644,937
	COMMUNICATIONS (0.8%)
500,000	Google, Inc., Senior Unsecured
	Notes, 2.13%, 5/19/16	521,873
1,000,000	Time Warner Cable, Inc.,
	Guaranteed Notes, 5.85%,
	5/1/17	1,175,056
583,000	Viacom, Inc., Senior Unsecured
	Notes, 4.38%, 9/15/14	624,067
		2,320,996
	CONSUMER, CYCLICAL (1.2%)
500,000	Lowe’s Cos, Inc., Senior
	Unsecured Notes, 2.13%,
	4/15/16	517,010
1,000,000	Marriott International, Senior
	Unsecured Notes, 5.81%,
	11/10/15	1,118,456
1,000,000	McDonald’s Corp. MTN,
	Senior Unsecured Notes,
	3.63%, 5/20/21	1,102,423

Principal Amount		Value
$700,000	Nordstrom, Inc., Senior
	Unsecured Notes, 4.75%,
	5/1/20	$806,416
		3,544,305
	CONSUMER, NON-CYCLICAL (2.1%)
1,000,000	Diageo Capital PLC,
	Guaranteed Notes, 5.75%,
	10/23/17	1,202,100
1,000,000	Humana, Inc., Senior Notes,
	6.45%, 6/1/16	1,137,250
1,000,000	Johnson & Johnson, Senior
	Unsecured Notes, 3.55%,
	5/15/21	1,121,822
1,100,000	Medtronic, Inc., Senior
	Unsecured Notes, 4.75%,
	9/15/15	1,234,753
500,000	PepsiCo, Inc., Senior
	Unsecured Notes, 4.00%,
	3/5/42	522,517
1,050,000	Teva Pharmaceutical Finance
	Co. LLC, Guaranteed
	Notes, 5.55%, 2/1/16	1,191,084
		6,409,526
	ENERGY (0.2%)
500,000	Devon Energy Corp., Senior
	Unsecured Notes, 2.40%,
	7/15/16	514,053

	FINANCIAL (2.5%)
250,000	Aflac, Inc., Senior Unsecured
	Notes, 2.65%, 2/15/17	255,777
250,000	Bank of Montreal MTN,
	Senior Unsecured Notes,
	2.50%, 1/11/17	258,428
500,000	Berkshire Hathaway, Inc.,
	Senior Unsecured Notes,
	3.75%, 8/15/21	533,390
500,000	BlackRock, Inc., Senior
	Unsecured Notes, 3.50%,
	12/10/14	530,362
1,000,000	Caterpillar Financial Services
	Corp. MTN, Senior
	Unsecured Notes, 2.65%,
	4/1/16 (1)	1,049,064

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$1,000,000	Citigroup, Inc., Senior
	Unsecured Notes, 5.85%,
	7/2/13	$1,046,021
500,000	General Electric Capital Corp.
	MTN, Senior Unsecured
	Notes, 4.65%, 10/17/21	555,263
500,000	JPMorgan Chase & Co.,
	Senior Unsecured Notes,
	4.50%, 1/24/22	538,609
250,000	Lincoln National Corp.,
	Senior Unsecured Notes,
	4.20%, 3/15/22	249,793
500,000	Morgan Stanley, Senior
	Unsecured Notes, 4.75%,
	3/22/17	498,901
350,000	PNC Funding Corp.,
	Guaranteed Notes, 3.30%,
	3/8/22	356,931
1,000,000	ProLogis, Senior Unsecured
	Notes, 6.25%, 3/15/17	1,123,977
168,000	Wachovia Bank NA,
	Subordinated Notes, 4.80%,
	11/1/14	179,028
500,000	Wells Fargo & Co. MTN,
	Senior Unsecured Notes,
	3.50%, 3/8/22	514,482
		7,690,026
	INDUSTRIAL (1.6%)
869,000	Boeing Co. (The), Senior
	Unsecured Notes, 3.75%,
	11/20/16	963,516
500,000	Caterpillar, Inc., Senior
	Unsecured Notes, 3.90%,
	5/27/21	556,771
500,000	Danaher Corp., Senior
	Unsecured Notes, 3.90%,
	6/23/21	557,017
575,000	Ryder System, Inc. MTN,
	Senior Unsecured Notes,
	3.50%, 6/1/17	603,526
1,114,000	Thermo Fisher Scientific, Inc.,
	Senior Unsecured Notes,
	3.20%, 3/1/16	1,192,573

Principal Amount		Value
$1,000,000	Union Pacific Corp., Senior
	Unsecured Notes, 4.00%,
	2/1/21	$1,099,678
		4,973,081
	TECHNOLOGY (0.2%)
500,000	Intel Corp., Senior Unsecured
	Notes, 3.30%, 10/1/21	534,508
	UTILITIES (0.7%)
250,000	Carolina Power & Light Co.,
	2.80%, 5/15/22	254,102
1,000,000	Dominion Resources, Inc.,
	Senior Unsecured Notes,
	2.25%, 9/1/15	1,031,028
250,000	Florida Power & Light Co.,
	4.05%, 6/1/42	263,541
500,000	Sempra Energy, Senior
	Unsecured Notes, 2.00%,
	3/15/14	507,818
		2,056,489
	TOTAL CORPORATE
	BONDS & NOTES
	(Cost $28,896,849)
	(10.2%)	30,687,921

CONVERTIBLE CORPORATE BONDS & NOTES (4.9%)
	BASIC MATERIALS (0.2%)
100,000	Allegheny Technologies, Inc.,
	Convertible Fixed, 4.25%,
	6/1/14	115,625
100,000	ArcelorMittal, Senior Notes,
	5.00%, 5/15/14	102,500
350,000	Steel Dynamics, Inc.,
	Guaranteed Notes, 5.13%,
	6/15/14 (1)	365,750
		583,875
	COMMUNICATIONS (0.3%)
300,000	Equinix, Inc., Convertible Fixed,
	4.75%, 6/15/16	658,125
100,000	Symantec Corp., Senior Notes
	Convertible, 1.00%,
	6/15/13	102,375

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2012

Principal Amount		Value
$100,000	VeriSign, Inc., Junior
	Subordinated Debentures,
	3.25%, 8/15/37	$139,250
		899,750
	CONSUMER, CYCLICAL (0.3%)
150,000	Home Inns & Hotels
	Management, Inc., Senior
	Notes, 2.00%,
	12/15/15 (2)	116,813
200,000	International Game Technology,
	Senior Unsecured Notes,
	3.25%, 5/1/14	220,750
200,000	MGM Resorts International,
	Guaranteed Senior Notes,
	4.25%, 4/15/15	202,750
200,000	Morgans Hotel Group Co.,
	Convertible Fixed, 2.38%,
	10/15/14	175,000
300,000	Navistar International Corp.,
	Senior Subordinated Notes,
	3.00%, 10/15/14	279,750
		995,063
	CONSUMER, NON-CYCLICAL (1.0%)
1,000,000	Alere, Inc., Convertible Fixed,
	3.00%, 5/15/16	897,500
150,000	Alliance Data Systems Corp.,
	Fixed, 1.75%, 8/1/13	259,875
350,000	Avis Budget Group, Inc.,
	Convertible Fixed, 3.50%,
	10/1/14	436,625
100,000	Gilead Sciences, Inc.,
	Convertible Fixed, Series D,
	1.63%, 5/1/16	129,375
200,000	Greatbatch, Inc., Convertible
	Fixed, 2.25%, 6/15/13	198,250
200,000	Hologic, Inc., Senior Notes,
	2.00%, 12/15/37 (1) (3)	195,500
300,000	Insulet Corp., Senior
	Unsecured Notes, 3.75%,
	6/15/16	333,375
123,000	Salix Pharmaceuticals Ltd.,
	Senior Unsecured Notes,
	2.75%, 5/15/15 (1)	166,665

Principal Amount		Value
$300,000	Smithfield Foods, Inc., Senior
	Notes, 4.00%, 6/30/13	$333,750
200,000	Spartan Stores, Inc., Senior
	Notes, 3.38%, 5/15/27	194,250
		3,145,165
	ENERGY (0.3%)
150,000	Alpha Natural Resources, Inc.,
	Senior Notes, 2.38%,
	4/15/15	126,938
250,000	Goodrich Petroleum Corp.,
	Senior Unsecured Notes,
	5.00%, 10/1/29	232,812
250,000	Hornbeck Offshore Services,
	Inc., Guaranteed Notes,
	1.63%, 11/15/26 (1) (3)	263,125
300,000	Peabody Energy Corp., Junior
	Subordinate Debentures,
	4.75%, 12/15/41 (1)	243,375
		866,250
	FINANCIAL (0.4%)
150,000	Digital Realty Trust LP,
	Guaranteed Notes, 5.50%,
	4/15/29 (2)	275,812
300,000	Fidelity National Financial,
	Inc., Senior Notes Convertible,
	4.25%, 8/15/18 (2)	333,375
100,000	ProLogis, Guaranteed Notes,
	3.25%, 3/15/15	109,875
200,000	SL Green Operating Partnership
	LP, Convertible Fixed,
	3.00%, 10/15/17 (2)	229,000
200,000	Tower Group, Inc., Senior
	Notes Convertible, 5.00%,
	9/15/14	209,250
		1,157,312
	INDUSTRIAL (0.9%)
100,000	AGCO Corp., Senior
	Subordinated Notes, 1.25%,
	12/15/36	125,250
150,000	Alliant Techsystems, Inc.,
	Guaranteed Notes, 3.00%,
	8/15/24	150,187

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$250,000	Bristow Group, Inc.,
	Guaranteed Notes,
	3.00%, 6/15/38	$251,875
200,000	EnerSys, Senior Notes,
	3.38%, 6/1/38 (3)	227,500
1,000,000	General Cable Corp., Senior
	Notes, 1.00%, 10/15/12	985,000
150,000	MasTec, Inc., Convertible
	Fixed, 4.00%, 6/15/14	180,375
350,000	Orbital Sciences Corp., Senior
	Subordinated Notes, 2.44%,
	1/15/27	345,625
300,000	Trinity Industries, Inc.
	Subordinated Notes
	Convertible, 3.88%,
	6/1/36	295,875
		2,561,687
	TECHNOLOGY (1.5%)
1,000,000	Advanced Micro Devices, Inc.,
	Senior Notes Convertible,
	5.75%, 8/15/12	1,002,500
350,000	CACI International, Inc.,
	Senior Subordinate
	Debenture, 2.13%,
	5/1/14	397,250
350,000	CSG Systems International,
	Inc., Senior Subordinate
	Debenture, 3.00%,
	3/1/17 (2)	353,062
200,000	DST Systems, Inc., Convertible,
	4.13%, 8/15/23 (3)	246,250
150,000	Intel Corp., Junior Subordinated
	Notes, 3.25%, 8/1/39	201,938
200,000	Lam Research Corp., Senior
	Unsecured Notes, 1.25%,
	5/15/18	197,250
350,000	ON Semiconductor Corp.,
	Senior Subordinated Notes,
	2.63%, 12/15/26	360,062
150,000	SanDisk Corp., Senior
	Unsecured Notes, 1.50%,
	8/15/17	154,313
200,000	Xilinx, Inc., Senior Notes,
	2.63%, 6/15/17	256,500

Principal Amount		Value
$1,000,000	Xilinx, Inc., Subordinated
	Debentures, 3.13%,
	3/15/37	$1,192,500
		4,361,625
	TOTAL CONVERTIBLE
	CORPORATE BONDS
	& NOTES
	(Cost $13,840,568)
	(4.9%)	14,570,727

LONG-TERM MUNICIPAL SECURITIES (0.1%)
	CALIFORNIA (0.1%)
255,000	California State, Build America
	Bond, General Obligation
	Unlimited, 7.50%,
	4/1/34	318,556
	TOTAL LONG-TERM
	MUNICIPAL SECURITIES
	(Cost $321,930) (0.1%)	318,556

U.S. GOVERNMENT AGENCY OBLIGATIONS AND
GOVERNMENT SPONSORED OBLIGATIONS (3.4%)
500,000	Federal Home Loan Bank,
	1.13%, 3/10/17	504,924
1,000,000	Federal Home Loan Bank,
	5.38%, 11/15/17	1,219,303
250,000	Federal Home Loan Bank,
	3.13%, 12/8/17	276,541
175,000	Federal Home Loan Bank,
	2.75%, 6/8/18	190,847
250,000	Federal Home Loan Bank,
	1.63%, 2/27/19	253,148
415,000	Federal Home Loan Bank,
	4.13%, 12/13/19	490,057
500,000	Federal Home Loan Bank,
	2.00%, 11/18/20	507,677
1,500,000	Federal Home Loan
	Mortgage Corporation
	TBA, 3.50%, 7/1/42	1,573,594
1,500,000	Federal Home Loan Mortgage
	Corporation TBA, 3.50%,
	7/1/42	1,592,578

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2012

Principal Amount		Value
$2,000,000	Federal National Mortgage
	Association, 2.00%,
	9/21/15	$2,089,188
1,500,000	Federal National Mortgage
	Association TBA, 3.50%,
	7/1/42	1,576,641
	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	AND GOVERNMENT
	SPONSORED
	OBLIGATIONS
	(Cost $10,210,348)
	(3.4%)	10,274,498
SHORT-TERM INVESTMENTS (3.9%)
	REPURCHASE AGREEMENTS (3.9%)
11,800,000	With Morgan Stanley, 0.14%,
	dated 06/29/12, due 07/02/12,
	delivery value $11,800,138
	(collateralized by
	$10,560,000 U.S.
	Treasury Notes 3.1250%
	due 05/15/21, with a
	value of $12,078,143)	11,800,000
	TOTAL SHORT-TERM
	INVESTMENTS
	(Cost $11,800,000)
	(3.9%)	11,800,000

Shares		Value

COLLATERAL FOR SECURITIES ON LOAN (3.6%)
10,712,105	Value Line Funds
	Collateral Account	10,712,105
	TOTAL COLLATERAL
	FOR SECURITIES ON
	LOAN (Cost $10,712,105)
	(3.6%)	10,712,105
	TOTAL INVESTMENT
	SECURITIES (104.7%)
	(Cost $280,910,675)	313,934,786

Shares		Value
EXCESS OF LIABILITIES OVER CASH
AND OTHER ASSETS (–4.7%)		$(14,075,988)
NET ASSETS (100%)		$299,858,798
NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER
OUTSTANDING SHARE
($299,858,798 ÷ 34,875,737
shares outstanding)		$8.60

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2012, the market value of the securities on loan was $10,737,643.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Step Bond - The rate shown is as of June 30, 2012 and will reset at a future date.
ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Assets and Liabilities at June 30, 2012 (unaudited)

Assets:
Investment securities, at value (Cost - $269,110,675) (securities on loan, at value, $10,737,643)	$302,134,786
Repurchase agreement (Cost - $11,800,000)	11,800,000
Cash	121,531
Receivable for securities sold	1,038,472
Interest and dividends receivable	879,344
Receivable for capital shares sold	117,210
Prepaid expenses	20,808
Receivable for securities lending income	7,550
Total Assets	316,119,701

Liabilities:
Payable upon return of collateral for securities on loan	10,712,105
Payable for securities purchased	5,073,031
Payable for capital shares redeemed	247,190
Accrued expenses:
Advisory fee	150,182
Service and distribution plan fees	45,809
Other	32,586
Total Liabilities	16,260,903
Net Assets	$299,858,798

Net assets consist of:
Capital stock, at $1.00 par value (authorized 75,000,000, outstanding 34,875,737 shares)	$34,875,737
Additional paid-in capital	225,878,628
Undistributed net investment income	70,308
Accumulated net realized gain on investments and foreign currency	6,009,826
Net unrealized appreciation of investments and foreign currency translations	33,024,299
Net Assets	$299,858,798

Net Asset Value, Offering and Redemption Price per Outstanding Share ($299,858,798 ÷ 34,875,737 shares outstanding)	$8.60

Statement of Operations
for the Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $44,119)	$2,608,715
Interest	1,398,681
Securities lending income	8,135
Total Income	4,015,531

Expenses:
Advisory fee	1,012,863
Service and distribution plan fees.	380,053
Auditing and legal fees	109,325
Transfer agent fees	85,859
Printing and postage	55,508
Directors’ fees and expenses	32,297
Custodian fees	30,878
Registration and filing fees	18,783
Insurance	18,650
Other	25,562

Total Expenses Before Fees Waived and Custody Credits	1,769,778
Less: Service and Distribution Plan Fees Waived.	(76,011)
Less: Custody Credits	(69)
Net Expenses.	1,693,698
Net Investment Income	2,321,833
Net Realized and Unrealized Gain on Investments and Foreign Exchange Transactions:
Net Realized Gain	5,929,430
Change in Net Unrealized Appreciation/(Depreciation)	6,284,382
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	12,213,812
Net Increase in Net Assets from Operations	$14,535,645

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended June 30, 2012 (unaudited) and for the Year Ended December 31, 2011

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$2,321,833	$3,915,270
Net realized gain on investments and foreign currency	5,929,430	10,283,391
Change in net unrealized appreciation/(depreciation)	6,284,382	(16,535,396)
Net increase/(decrease) in net assets from operations	14,535,645	(2,336,735)

Distributions to Shareholders:
Net investment income	(2,246,501)	(4,107,239)

Capital Share Transactions:
Proceeds from sale of shares	3,681,196	14,807,618
Net assets of shares issued in connection with merger (Note 3)	—	20,357,744
Proceeds from reinvestment of dividends to shareholders	2,008,206	3,551,538
Cost of shares redeemed	(24,346,296)	(58,741,499)
Net decrease in net assets from capital share transactions	(18,656,894)	(20,024,599)
Total Decrease in Net Assets	(6,367,750)	(26,468,573)

Net Assets:
Beginning of period	306,226,548	332,695,121
End of period	$299,858,798	$306,226,548

Undistributed net investment income/(loss), at end of period	$70,308	$(5,024)

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line Income and Growth Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at date of purchase are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 — Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Value Line Income and Growth Fund, Inc.

June 30, 2012

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$182,023,650	$0	$0	$182,023,650
Preferred Stocks	129,000	0	0	129,000
Convertible Preferred
Stocks	7,114,670	383,813	0	7,498,483
U.S. Treasury Obligations	0	45,919,846	0	45,919,846
Corporate Bonds & Notes	0	30,687,921	0	30,687,921
Convertible Corporate
Bonds & Notes	0	14,570,727	0	14,570,727
Long-Term Municipal
Securities	0	318,556	0	318,556
U.S. Government Agency
Obligations & Government
Sponsored Obligations	0	10,274,498	0	10,274,498
Short-Term Investments	0	11,800,000	0	11,800,000
Collateral for Securities on
Loan	0	10,712,105	0	10,712,105
Total Investments in Securities	$189,267,320	$124,667,466	$0	$313,934,786

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) –Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes in certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation of premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the six months ended June 30, 2012, there were no significant transfer activity between Level 1 and Level 2.

For the six months ended June 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in the applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

Management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended December 31, 2008 through December 31, 2011), and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Statement of Operations.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Value Line Income and Growth Fund, Inc.

June 30, 2012

(H) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) Securities Lending: Under an agreement with State Street Bank & Trust (“State Street”), the Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board of Directors. By lending its investment securities, the Fund attempts to increase its net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Fund has the right to use the collateral to offset the losses incurred.

Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Global

Advisors, acting in its capacity as securities lending agent (the “Agent”), in The Value Line Funds collateral account. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

As of June 30, 2012, the Fund loaned securities which were collateralized by cash. The value of the securities on loan and the value of the related collateral were as follows:

Value of Securities Loaned	Value of Cash Collateral	Total Collateral (including Calculated Mark)
$10,737,643	$10,712,105	$10,979,954

(K) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Investment Risks

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

3. Reorganization

On December 16, 2011, the Value Line Income and Growth Fund, Inc. (the “Surviving Fund”) acquired all of the assets and assumed the liabilities of the Value Line Convertible Fund, Inc. (the “Acquired Fund”), in a tax-free exchange for Federal tax purposes, pursuant to a plan of reorganization (the “Reorganization”) approved by the Boards of both Funds and shareholders of record of the Acquired Fund as of the applicable record date. All of the expenses incurred in connection with the Reorganization were paid by both the Acquired and Surviving Funds proportionately based on the funds’ respective net assts. The total Reorganization costs are estimated to be $117,000. The value of the shares issued by the Surviving Fund is presented in the Statement of Changes in Net Assets. The following table sets forth the number of shares issued by the Surviving Fund, the net assets and unrealized appreciation or depreciation of the Acquired Fund immediately prior to the Reorganization, and the net assets of the Surviving Fund immediately prior to and after the Reorganization:

Date of Reorganization	Surviving Fund	Shares Issued In Acquisition	Net Assets Before Reorganization	Net Assets After Reorganization
12-16-11	Value Line Income and Growth Fund, Inc.	2,506,916	$282,019,132	$302,376,876

Date of Reorganization	Acquired Fund	Shares Outstanding	Acquired Portfolio Net Assets	Acquired Portfolio Unrealized Depreciation
12-16-11	Value Line Convertible Fund, Inc.	1,856,604	$20,357,744	($782,929)

Assuming the Reorganization had been completed on January 1, 2011, the beginning of the year for the Surviving Fund, the Surviving Fund’s pro forma results of operations for the year ended December 31, 2011 would have been as follows:

Net investment income	$4,176,191
Net loss on investments	$(10,293,235)
Net decrease in net assets from operations	$(6,117,044)

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the Reorganization, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Surviving Fund’s Statement of Operations since December 16, 2011.

Value Line Income and Growth Fund, Inc.

June 30, 2012

4. Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
Shares sold	428,255	1,721,612
Shares issued in connection with merger	—	2,506,916
Shares issued to shareholders in reinvestment of dividends and distributions	233,287	426,620
Shares redeemed	(2,830,053)	(6,929,935)
Net decrease	(2,168,511)	(2,274,787)
Dividends per share from net investment income	$0.0638	$0.1136

5. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2012 (unaudited)
Purchases:
U.S. Treasury & Government Agency Obligations	$12,933,582
Other Investment Securities	35,037,227
Total Purchases	$47,970,809
Sales:
U.S. Treasury & Government Agency Obligations	$12,075,826
Other Investment Securities	54,089,169
Total Sales	$66,164,995

6. Income Taxes

At June 30, 2012, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$280,910,675
Gross tax unrealized appreciation	$37,757,275
Gross tax unrealized depreciation	(4,733,164)
Net tax unrealized appreciation on investments	$33,024,111

7. Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $1,012,863 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended June 30, 2012. This was computed at an annual rate of 0.70% of the first $100 million of the Fund’s average daily net assets plus 0.65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2012, fees amounting to $380,053, before fee waivers were accrued under the Plan. Effective March 1, 2009 through June 30, 2013, the Distributor contractually agreed to reduce the fee by 0.05% for a one year period. The fee waiver amounted to $76,011 for the six months ended June 30, 2012. The Distributor has no right to recoup previously waived amounts.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

For the six months ended June 30, 2012, the Fund’s expenses were reduced by $69 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At June 30, 2012, the officers and directors of the Fund as a group owned 2,016 shares, representing less than 1% of the outstanding shares.

8. Other

The Fund has received notice that it has been named in a class of defendants in a lawsuit that the Unsecured Creditors Committee (the “Committee”) of the Tribune Company has filed in Delaware bankruptcy court. The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of Tribune, including those made in connection with a 2007 tender offer in which the Fund participated. The complaint alleges no misconduct by the Fund, and management intends to vigorously defend any lawsuit. The value of the proceeds received by the Fund is $490,522 (less than 1% of net assets) and the Fund could incur legal expenses from defending this lawsuit. Management is currently assessing the case and has not yet determined the effect, if any, on the Fund’s net assets and results of operations.

Value Line Income and Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Six Months Ended June 30, 2012 (Unaudited)

			Years Ended December 31,
			2011	2010		2009	2008	2007
Net asset value, beginning of period	$8.27		$8.46	$7.75		$6.39	$8.45	$8.57

Income from investment operations:
Net investment income	0.07		0.11	0.10		0.10	0.14	0.19
Net gains or (losses) on securities (both realized and unrealized)	0.32		(0.19)	0.71		1.36	(1.94)	0.48
Total from investment operations	0.39		(0.08)	0.81		1.46	(1.80)	0.67

Less distributions:
Dividends from net investment income	(0.06)		(0.11)	(0.10)		(0.10)	(0.15)	(0.19)
Distributions from net realized gains	—		—	—		—	(0.03)	(0.60)
Return of capital	—		—	—		—	(0.08)	—
Total distributions	(0.06)		(0.11)	(0.10)		(0.10)	(0.26)	(0.79)
Net asset value, end of period	$8.60		$8.27	$8.46		$7.75	$6.39	$8.45
Total return	4.76	%(1)	(0.90)%	10.55%		23.07%	(21.52)%	7.84%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$299,859		$306,227	$332,695		$340,210	$307,748	$386,249
Ratio of expenses to average net assets(2)	1.16	%(3)	1.20%	1.14	%(4)	1.13%	1.10%	1.05%
Ratio of expenses to average net assets(5)	1.11	%(3)	1.15%	1.05	%(6)	1.09%	1.09%	1.04%
Ratio of net investment income to
average net assets	1.52	%(3)	1.25%	1.22%		1.49%	1.87%	2.18%
Portfolio turnover rate	16	%(1)	57%	46%		56%	86%	56%

(1)	Not annualized.
(2)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers, would have been 1.09% for the year ended December 31, 2008, 1.04% for the year ended December 31, 2007 and would have been unchanged for the other periods shown.

(3)	Annualized.
(4)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
(5)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor.
(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Income and Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each 12 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Mitchell E. Appel YOB: 1970	Director	Since 2010
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.
None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None

Value Line Income and Growth Fund, Inc.

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Director (Chairman of Board since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of the Value Line Funds since June 2009; President of Northern Lights Compliance Service, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004-2006) and President and Chief Operations Officer (2003-2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Income and Growth Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

 (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 7, 20112

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 7, 2012